Quarterly Financial Results (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues
Gross premiums written	$ 190,358	$ 124,737	$ 147,740	$ 125,705	$ 191,203	$ 184,856	$ 149,035	$ 143,320	$ 588,540	$ 668,414	$ 650,187
Gross premiums ceded	(17,090)	(8,286)	(18,423)	(2,545)	(4,459)	(1,928)	(2,744)	(2,245)	(46,344)	(11,376)	(4,169)
Net premiums written	173,268	116,451	129,317	123,160	186,744	182,928	146,291	141,075	542,196	657,038	646,018
Change in net unearned premium reserves	8,747	25,261	11,493	23,155	11,648	20,320	(839)	11,975	68,656	43,104	(24,576)
Net premiums earned	182,015	141,712	140,810	146,315	198,392	203,248	145,452	153,050	610,852	700,142	621,442
Net investment income (loss)	204,798	121,956	137,211	(185,027)	61,614	(3,138)	69,131	154,953	278,938	282,560	(251,433)
Total revenues	386,813	263,668	278,021	(38,712)	260,006	200,110	214,583	308,003	889,790	982,702	370,009
Expenses
Loss and loss adjustment expenses incurred, net	177,919	110,487	89,106	87,786	140,394	85,703	82,334	95,068	465,298	403,499	438,414
Acquisition costs, net	39,321	54,817	43,671	49,253	61,851	118,271	58,006	57,498	187,062	295,626	206,498
Other underwriting expenses	9,714	6,072	7,793	7,221	8,336	7,286	9,636	8,839	30,800	34,097	29,667
Net corporate and other expenses	10,957	14,965	8,878	6,415	8,033	7,009	13,825	7,418	41,215	36,285	16,184
Interest expense	2,068	2,068	2,046	2,048	2,074	2,074	2,051	2,029	8,230	8,228	8,228
Foreign exchange (gains) losses	8,348	5,885	(797)	(8,217)	10,298	(4,921)	(4,260)	2,518	5,219	3,635	(7,503)
Total expenses	248,327	194,294	150,697	144,506	230,986	215,422	161,592	173,370	737,824	781,370	691,488
Income (loss) before income tax (expense) benefit	138,486	69,374	127,324	(183,218)	29,020	(15,312)	52,991	134,633	151,966	201,332	(321,479)
Income tax (expense) benefit	(3,728)	(652)	(3,309)	(419)	718	213	74	(1,718)	(8,108)	(713)	4,010
Net income (loss)	134,758	68,722	124,015	(183,637)	29,738	(15,099)	53,065	132,915	143,858	200,619	(317,469)
Net income attributable to noncontrolling interests	(362)	21	0	0	0	0	0	0	(341)	0	(223)
Net income (loss) available to SiriusPoint common shareholders	$ 134,396	$ 68,743	$ 124,015	$ (183,637)	$ 29,738	$ (15,099)	$ 53,065	$ 132,915	$ 143,517	$ 200,619	$ (317,692)
Earnings (loss) per share available to SiriusPoint common shareholders
Basic earnings (loss) per share available to SiriusPoint common shareholders (in dollars per share)	$ 1.43	$ 0.74	$ 1.33	$ (1.99)	$ 0.32	$ (0.16)	$ 0.58	$ 1.45	$ 1.54	$ 2.18	$ (3.27)
Diluted earnings (loss) per share available to SiriusPoint common shareholders (in dollars per share)	$ 1.43	$ 0.73	$ 1.33	$ (1.99)	$ 0.32	$ (0.16)	$ 0.57	$ 1.43	$ 1.53	$ 2.16	$ (3.27)
Weighted average number of common shares used in the determination of earnings (loss) per share
Basic (in shares)	92,638,978	92,613,393	92,593,599	92,191,837	91,989,469	91,903,556	91,776,870	91,669,810	92,510,090	91,835,990	97,054,315
Diluted (in shares)	93,165,559	92,969,646	92,738,293	92,191,837	92,696,491	91,903,556	92,801,799	92,578,933	92,957,799	92,652,316	97,054,315